Other Current Liabilities (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mann- India Technologies Private Limited [Member]
Other current liabilities	$ 67,610	$ 62,656	$ 18,753